5. Borrowings (Details-Note Maturity Schedule) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2015	$ 168	$ 168
2016	954	944
2017	1,796	1,675
2018	2,140	2,640
2019	610
Total	$ 5,668	$ 5,427	$ 2,660	$ 1,739	$ 2